American Century Investments®
Quarterly Portfolio Holdings
High-Yield Fund
December 31, 2025

High-Yield Fund - Schedule of Investments
DECEMBER 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
CORPORATE BONDS — 92.7%
Aerospace and Defense — 3.0%
AAR Escrow Issuer LLC, 6.75%, 3/15/29(1)	79,000	81,793
ATI, Inc., 4.875%, 10/1/29	318,000	318,418
Axon Enterprise, Inc., 6.125%, 3/15/30(1)	30,000	31,045
Bombardier, Inc., 7.50%, 2/1/29(1)	175,000	182,606
Bombardier, Inc., 8.75%, 11/15/30(1)	319,000	345,049
Carpenter Technology Corp., 5.625%, 3/1/34(1)	75,000	76,273
Spirit AeroSystems, Inc., 4.60%, 6/15/28	343,000	343,645
TransDigm, Inc., 6.75%, 8/15/28(1)	368,000	374,943
TransDigm, Inc., 4.625%, 1/15/29	382,000	379,800
TransDigm, Inc., 4.875%, 5/1/29	214,000	213,627
TransDigm, Inc., 6.375%, 5/31/33(1)	317,000	325,498
		2,672,697
Air Freight and Logistics — 0.4%
Rand Parent LLC, 8.50%, 2/15/30(1)	348,000	362,810
Automobile Components — 3.1%
American Axle & Manufacturing, Inc., 5.00%, 10/1/29	362,000	348,954
American Axle & Manufacturing, Inc., 7.75%, 10/15/33(1)	65,000	66,244
Aptiv Swiss Holdings Ltd., VRN, 6.875%, 12/15/54	324,000	338,162
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 9/15/32(1)	400,000	415,035
Forvia SE, 8.00%, 6/15/30(1)(2)	319,000	342,219
IHO Verwaltungs GmbH, 7.75% Cash or 8.50% PIK, 11/15/30(1)	312,000	328,087
Tenneco, Inc., 8.00%, 11/17/28(1)	405,000	406,571
ZF North America Capital, Inc., 7.125%, 4/14/30(1)	471,000	475,613
		2,720,885
Automobiles — 1.6%
Jaguar Land Rover Automotive PLC, 4.50%, 10/1/27(1)(2)	338,000	334,272
Nissan Motor Acceptance Co. LLC, 2.75%, 3/9/28(1)	360,000	342,325
Nissan Motor Acceptance Co. LLC, 7.05%, 9/15/28(1)	325,000	337,319
Nissan Motor Acceptance Co. LLC, 5.625%, 9/29/28(1)	180,000	180,620
Nissan Motor Acceptance Co. LLC, 6.125%, 9/30/30(1)	180,000	180,157
		1,374,693
Banks — 0.8%
Freedom Mortgage Corp., 6.625%, 1/15/27(1)	51,000	51,373
Freedom Mortgage Holdings LLC, 9.25%, 2/1/29(1)	12,000	12,592
Freedom Mortgage Holdings LLC, 6.875%, 5/1/31(1)	310,000	310,354
UWM Holdings LLC, 6.25%, 3/15/31(1)	310,000	309,654
		683,973
Biotechnology — 0.4%
Grifols SA, 4.75%, 10/15/28(1)	349,000	344,931
Broadline Retail — 1.1%
Getty Images, Inc., 11.25%, 2/21/30(1)	327,938	307,786
Kohl's Corp., 5.125%, 5/1/31	404,000	355,995
Nordstrom, Inc., 5.00%, 1/15/44	244,000	183,750
Wayfair LLC, 7.25%, 10/31/29(1)	137,000	143,125
		990,656
Building Products — 0.5%
Standard Industries, Inc., 4.375%, 7/15/30(1)	419,000	404,496

Capital Markets — 0.6%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 9.75%, 1/15/29	325,000	324,412
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/1/29	281,000	243,495
		567,907
Chemicals — 1.7%
Celanese U.S. Holdings LLC, 6.50%, 4/15/30(2)	230,000	231,340
Celanese U.S. Holdings LLC, 7.05%, 11/15/30	319,000	336,384
Chemours Co., 8.00%, 1/15/33(1)(2)	98,000	94,977
INEOS Finance PLC, 6.75%, 5/15/28(1)	320,000	284,533
Inversion Escrow Issuer LLC, 6.75%, 8/1/32(1)	210,000	209,900
NOVA Chemicals Corp., 5.25%, 6/1/27(1)	353,000	356,337
		1,513,471
Commercial Services and Supplies — 1.8%
Allied Universal Holdco LLC, 7.875%, 2/15/31(1)	94,000	99,120
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 6/1/29(1)	225,000	222,856
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.875%, 6/15/30(1)	353,000	367,738
Clarivate Science Holdings Corp., 4.875%, 7/1/29(1)	370,000	350,174
Garda World Security Corp., 6.50%, 1/15/31(1)	180,000	184,297
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(1)	171,000	171,396
Neptune Bidco U.S., Inc., 10.375%, 5/15/31(1)	150,000	153,887
		1,549,468
Communications Equipment — 0.8%
CommScope LLC, 9.50%, 12/15/31(1)(2)	343,000	346,739
Viasat, Inc., 7.50%, 5/30/31(1)	384,000	365,585
		712,324
Construction and Engineering — 1.1%
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.875%, 2/3/30(1)	315,000	325,071
Global Infrastructure Solutions, Inc., 5.625%, 6/1/29(1)	339,000	340,581
Weekley Homes LLC/Weekley Finance Corp., 6.75%, 1/15/34(1)	310,000	314,272
		979,924
Consumer Finance — 4.4%
Atlanticus Holdings Corp., 9.75%, 9/1/30(1)	173,000	173,563
Bread Financial Holdings, Inc., 6.75%, 5/15/31(1)	30,000	31,097
Bread Financial Holdings, Inc., VRN, 8.375%, 6/15/35(1)	229,000	238,156
Encore Capital Group, Inc., 8.50%, 5/15/30(1)	313,000	336,843
Global Aircraft Leasing Co. Ltd., 8.75%, 9/1/27(1)	352,000	365,481
goeasy Ltd., 7.375%, 10/1/30(1)	311,000	299,541
goeasy Ltd., 6.875%, 2/15/31(1)	63,000	58,975
LFS Topco LLC, 8.75%, 7/15/30(1)	324,000	326,374
Navient Corp., 4.875%, 3/15/28	332,000	328,541
OneMain Finance Corp., 5.375%, 11/15/29	346,000	346,421
OneMain Finance Corp., 6.125%, 5/15/30	65,000	66,426
OneMain Finance Corp., 7.125%, 9/15/32	351,000	365,100
OneMain Finance Corp., 6.75%, 9/15/33	120,000	121,665
PRA Group, Inc., 8.875%, 1/31/30(1)	329,000	341,736
PROG Holdings, Inc., 6.00%, 11/15/29(1)	334,000	330,987
Synchrony Financial, 7.25%, 2/2/33	172,000	184,908
		3,915,814
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.50%, 3/31/31(1)	82,000	82,967
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 5.75%, 3/31/34(1)	50,000	50,265
		133,232
Containers and Packaging — 1.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/1/29(1)	200,000	188,449
Cascades, Inc./Cascades USA, Inc., 6.75%, 7/15/30(1)	313,000	326,306

Clydesdale Acquisition Holdings, Inc., 6.875%, 1/15/30(1)	173,000	177,541
Clydesdale Acquisition Holdings, Inc., 8.75%, 4/15/30(1)	347,000	353,039
Mauser Packaging Solutions Holding Co., 7.875%, 4/15/30(1)	472,000	468,713
		1,514,048
Diversified Consumer Services — 0.4%
Adtalem Global Education, Inc., 5.50%, 3/1/28(1)	319,000	319,407
Diversified REITs — 2.0%
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 4/1/27(1)	335,000	332,205
Global Net Lease, Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(1)	335,000	326,456
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.875%, 5/15/29(1)	350,000	342,040
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 2/1/30(1)	83,000	85,495
RLJ Lodging Trust LP, 4.00%, 9/15/29(1)	355,000	337,005
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC, 8.625%, 6/15/32(1)	326,000	321,384
		1,744,585
Diversified Telecommunication Services — 1.9%
APLD ComputeCo LLC, 9.25%, 12/15/30(1)	181,000	177,683
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 9/15/29(1)	405,000	430,106
Fibercop SpA, 6.375%, 11/15/33(1)	355,000	352,670
Level 3 Financing, Inc., 3.75%, 7/15/29(1)	165,000	150,853
Level 3 Financing, Inc., 8.50%, 1/15/36(1)	100,000	102,534
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/1/31(1)	423,000	444,450
		1,658,296
Electric Utilities — 3.4%
EUSHI Finance, Inc., VRN, 6.25%, 4/1/56	310,000	310,697
NRG Energy, Inc., 3.375%, 2/15/29(1)	331,000	316,893
NRG Energy, Inc., 5.75%, 7/15/29(1)	336,000	336,035
PacifiCorp, VRN, 7.375%, 9/15/55	365,000	372,295
PG&E Corp., 5.00%, 7/1/28	366,000	366,110
Vistra Operations Co. LLC, 5.00%, 7/31/27(1)	376,000	378,200
Vistra Operations Co. LLC, 4.375%, 5/1/29(1)	381,000	376,405
XPLR Infrastructure Operating Partners LP, 7.25%, 1/15/29(1)(2)	344,000	352,649
XPLR Infrastructure Operating Partners LP, 7.75%, 4/15/34(1)	181,000	184,089
		2,993,373
Electronic Equipment, Instruments and Components — 0.7%
EquipmentShare.com, Inc., 9.00%, 5/15/28(1)	158,000	164,388
EquipmentShare.com, Inc., 8.625%, 5/15/32(1)	78,000	82,487
Sensata Technologies BV, 4.00%, 4/15/29(1)	229,000	224,386
Sensata Technologies BV, 5.875%, 9/1/30(1)	108,000	109,749
		581,010
Energy Equipment and Services — 3.0%
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(1)	357,683	359,957
Enerflex, Inc., 6.875%, 1/15/31(1)	101,000	103,317
Nabors Industries, Inc., 8.875%, 8/15/31(1)(2)	153,000	148,529
Nabors Industries, Inc., 7.625%, 11/15/32(1)	150,000	147,527
Noble Finance II LLC, 8.00%, 4/15/30(1)	375,000	389,836
TGS ASA, 8.50%, 1/15/30(1)	329,000	344,757
Transocean International Ltd., 8.25%, 5/15/29(1)	176,000	177,501
Transocean International Ltd., 7.50%, 4/15/31(2)	190,000	180,293
Transocean International Ltd., 7.875%, 10/15/32(1)	150,000	157,370
Valaris Ltd., 8.375%, 4/30/30(1)	344,000	358,131
Viridien, 10.00%, 10/15/30(1)	284,000	299,676
		2,666,894
Entertainment — 1.1%
Live Nation Entertainment, Inc., 3.75%, 1/15/28(1)	343,000	338,060
Warnermedia Holdings, Inc., 4.28%, 3/15/32	145,000	120,063

Warnermedia Holdings, Inc., 5.05%, 3/15/42	325,000	229,531
Warnermedia Holdings, Inc., 5.14%, 3/15/52	448,000	296,285
		983,939
Financial Services — 2.2%
Aragvi Finance International DAC, 11.125%, 11/20/29(1)	334,000	333,391
Burford Capital Global Finance LLC, 6.25%, 4/15/28(1)	317,000	315,523
ION Platform Finance U.S., Inc./ION Platform Finance SARL, 9.00%, 8/1/29(1)	319,000	315,480
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 8/15/28(1)	362,000	348,801
Jefferson Capital Holdings LLC, 9.50%, 2/15/29(1)	292,000	308,023
Midcap Financial Issuer Trust, 5.625%, 1/15/30(1)	336,000	315,499
		1,936,717
Food Products — 1.1%
Fiesta Purchaser, Inc., 9.625%, 9/15/32(1)(2)	250,000	262,629
HLF Financing SARL LLC/Herbalife International, Inc., 4.875%, 6/1/29(1)(2)	383,000	360,219
Lamb Weston Holdings, Inc., 4.375%, 1/31/32(1)	150,000	143,046
Viking Baked Goods Acquisition Corp., 8.625%, 11/1/31(1)	169,000	169,965
		935,859
Gas Utilities — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.50%, 6/1/30(1)	308,000	328,322
Ground Transportation — 2.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, 1/15/30(1)(2)	312,000	323,685
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.00%, 2/15/31(1)(2)	190,000	195,403
Dcli Bidco LLC, 7.75%, 11/15/29(1)	324,000	333,303
Hertz Corp., 12.625%, 7/15/29(1)	365,000	368,398
NESCO Holdings II, Inc., 5.50%, 4/15/29(1)	363,000	357,866
United Rentals North America, Inc., 4.875%, 1/15/28	368,000	368,254
		1,946,909
Health Care Equipment and Supplies — 0.9%
Avantor Funding, Inc., 4.625%, 7/15/28(1)	186,000	185,135
Avantor Funding, Inc., 3.875%, 11/1/29(1)	269,000	258,431
DENTSPLY SIRONA, Inc., VRN, 8.375%, 9/12/55	334,000	312,948
		756,514
Health Care Providers and Services — 3.3%
AHP Health Partners, Inc., 5.75%, 7/15/29(1)	100,000	99,620
CHS/Community Health Systems, Inc., 6.875%, 4/15/29(1)	250,000	222,737
CHS/Community Health Systems, Inc., 4.75%, 2/15/31(1)	342,000	304,914
CVS Health Corp., VRN, 7.00%, 3/10/55	413,000	433,525
DaVita, Inc., 4.625%, 6/1/30(1)	313,000	304,569
Molina Healthcare, Inc., 4.375%, 6/15/28(1)	362,000	356,268
MPH Acquisition Holdings LLC, 6.50% Cash plus 5.00% PIK, 12/31/30(1)	326,000	345,068
Prime Healthcare Services, Inc., 9.375%, 9/1/29(1)	163,000	171,412
Star Parent, Inc., 9.00%, 10/1/30(1)	259,000	276,731
Tenet Healthcare Corp., 5.50%, 11/15/32(1)	400,000	405,742
		2,920,586
Health Care REITs — 0.4%
Diversified Healthcare Trust, 7.25%, 10/15/30(1)	310,000	317,359
Hotels, Restaurants and Leisure — 5.9%
Six Flags Entertainment Corp., 7.25%, 5/15/31(1)(2)	338,000	324,577
Brightstar Lottery PLC/Brightstar Global Solutions Corp., 5.75%, 1/15/33(1)	310,000	307,925
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)(2)	391,000	375,318
Carnival Corp., 5.125%, 5/1/29(1)	25,000	25,290
Carnival Corp., 5.75%, 3/15/30(1)	352,000	362,299
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 4.625%, 1/15/29(1)	376,000	365,605
Hilton Domestic Operating Co., Inc., 3.75%, 5/1/29(1)	353,000	344,117
Hilton Domestic Operating Co., Inc., 4.00%, 5/1/31(1)	388,000	371,747

Hilton Domestic Operating Co., Inc., 5.50%, 3/31/34(1)	100,000	100,737
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 5.00%, 6/1/29(1)	360,000	349,916
MGM Resorts International, 4.625%, 9/1/26	215,000	215,157
NCL Corp. Ltd., 5.875%, 1/15/31(1)	150,000	149,517
NCL Corp. Ltd., 6.75%, 2/1/32(1)	300,000	307,361
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29(1)	300,000	267,600
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30(1)	200,000	198,343
Station Casinos LLC, 4.625%, 12/1/31(1)	295,000	279,920
TKC Holdings, Inc., 6.875%, 5/15/28(1)	320,000	324,771
Travel & Leisure Co., 6.125%, 9/1/33(1)	200,000	203,158
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 5/15/27(1)	325,000	326,451
		5,199,809
Household Durables — 2.6%
Adams Homes, Inc., 9.25%, 10/15/28(1)	301,000	315,067
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.875%, 8/1/33(1)	68,000	68,111
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.875%, 2/15/30(1)	350,000	326,315
Century Communities, Inc., 6.625%, 9/15/33(1)	200,000	202,380
Dream Finders Homes, Inc., 6.875%, 9/15/30(1)	290,000	291,833
K Hovnanian Enterprises, Inc., 8.00%, 4/1/31(1)	38,000	38,812
K Hovnanian Enterprises, Inc., 8.375%, 10/1/33(1)	38,000	38,648
M/I Homes, Inc., 4.95%, 2/1/28	335,000	335,707
Newell Brands, Inc., 8.50%, 6/1/28(1)	360,000	377,945
Somnigroup International, Inc., 3.875%, 10/15/31(1)	355,000	332,710
		2,327,528
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp., VRN, 6.95%, 7/15/55	178,000	176,505
TerraForm Power Operating LLC, 5.00%, 1/31/28(1)	338,000	337,870
		514,375
Industrial Conglomerates — 0.4%
Stena International SA, 7.25%, 1/15/31(1)	340,000	347,934
Insurance — 1.8%
Acrisure LLC/Acrisure Finance, Inc., 8.50%, 6/15/29(1)	315,000	329,852
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.875%, 11/1/29(1)	324,000	327,481
Ardonagh Group Finance Ltd., 8.875%, 2/15/32(1)	283,000	295,275
Global Atlantic Fin Co., VRN, 7.95%, 10/15/54(1)	317,000	329,065
Nassau Cos., of New York, 7.875%, 7/15/30(1)	312,000	298,086
		1,579,759
IT Services — 0.2%
Unisys Corp., 10.625%, 1/15/31(1)(2)	162,000	166,088
Life Sciences Tools and Services — 0.4%
Charles River Laboratories International, Inc., 4.25%, 5/1/28(1)	339,000	336,195
Machinery — 1.2%
Chart Industries, Inc., 9.50%, 1/1/31(1)	311,000	330,325
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(1)	342,000	359,093
Wabash National Corp., 4.50%, 10/15/28(1)	360,000	337,160
		1,026,578
Media — 6.8%
AMC Networks, Inc., 10.25%, 1/15/29(1)	273,000	286,457
AMC Networks, Inc., 10.50%, 7/15/32(1)(2)	107,000	118,305
Cable One, Inc., 4.00%, 11/15/30(1)(2)	209,000	161,307
CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31(1)	300,000	306,335
Directv Financing LLC, 8.875%, 2/1/30(1)	333,000	337,729
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 10.00%, 2/15/31(1)	335,000	342,572
Discovery Communications LLC, 6.35%, 6/1/40	398,000	330,118
DISH Network Corp., 11.75%, 11/15/27(1)	495,000	515,486

EchoStar Corp., 10.75%, 11/30/29	428,920	474,635
EchoStar Corp., 6.75% PIK, 11/30/30	347,001	355,925
EW Scripps Co., 9.875%, 8/15/30(1)	85,000	84,955
Gray Media, Inc., 10.50%, 7/15/29(1)(2)	181,000	194,954
Gray Media, Inc., 5.375%, 11/15/31(1)	461,000	346,098
iHeartCommunications, Inc., 9.125%, 5/1/29(1)	365,000	351,831
iHeartCommunications, Inc., 10.875%, 5/1/30(1)	106,000	91,693
Nexstar Media, Inc., 5.625%, 7/15/27(1)	374,000	376,265
Paramount Global, VRN, 6.375%, 3/30/62	356,000	332,285
Sirius XM Radio LLC, 4.00%, 7/15/28(1)	426,000	416,980
Virgin Media Secured Finance PLC, 4.50%, 8/15/30(1)	269,000	249,995
Ziggo BV, 4.875%, 1/15/30(1)	352,000	333,050
		6,006,975
Metals and Mining — 4.3%
Alumina Pty. Ltd., 6.125%, 3/15/30(1)	321,000	332,765
Big River Steel LLC/BRS Finance Corp., 6.625%, 1/31/29(1)	330,000	333,049
Century Aluminum Co., 6.875%, 8/1/32(1)	320,000	330,098
Champion Iron Canada, Inc., 7.875%, 7/15/32(1)	320,000	341,027
Cleveland-Cliffs, Inc., 4.625%, 3/1/29(1)(2)	120,000	118,267
Cleveland-Cliffs, Inc., 7.50%, 9/15/31(1)	43,000	45,393
Cleveland-Cliffs, Inc., 7.625%, 1/15/34(1)	200,000	209,157
Fortescue Treasury Pty. Ltd., 4.50%, 9/15/27(1)	334,000	333,469
Fortescue Treasury Pty. Ltd., 5.875%, 4/15/30(1)	87,000	89,545
Mineral Resources Ltd., 9.25%, 10/1/28(1)	346,000	363,439
Mineral Resources Ltd., 7.00%, 4/1/31(1)	120,000	125,245
Novelis Corp., 4.75%, 1/30/30(1)	322,000	311,276
Novelis Corp., 3.875%, 8/15/31(1)	251,000	228,988
Park-Ohio Industries, Inc., 8.50%, 8/1/30(1)	319,000	329,133
SunCoke Energy, Inc., 4.875%, 6/30/29(1)	345,000	320,666
		3,811,517
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Starwood Property Trust, Inc., 5.25%, 10/15/28(1)	310,000	313,428
Oil, Gas and Consumable Fuels — 8.8%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.625%, 6/15/29(1)	314,000	332,441
California Resources Corp., 8.25%, 6/15/29(1)	260,000	272,119
Crescent Energy Finance LLC, 8.375%, 1/15/34(1)	335,000	332,973
CVR Energy, Inc., 8.50%, 1/15/29(1)	320,000	329,143
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.625%, 3/15/29(1)	341,000	357,640
Hilcorp Energy I LP/Hilcorp Finance Co., 5.75%, 2/1/29(1)	345,000	342,026
Hilcorp Energy I LP/Hilcorp Finance Co., 7.25%, 2/15/35(1)	136,000	129,333
Moss Creek Resources Holdings, Inc., 8.25%, 9/1/31(1)	342,000	327,735
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.125%, 2/15/29(1)	355,000	368,699
Northern Oil & Gas, Inc., 7.875%, 10/15/33(1)	136,000	132,503
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28	354,000	350,880
Saturn Oil & Gas, Inc., 9.625%, 6/15/29(1)	321,000	316,712
SM Energy Co., 6.75%, 9/15/26	350,000	351,800
SM Energy Co., 6.75%, 8/1/29(1)	71,000	71,561
South Bow Canadian Infrastructure Holdings Ltd., VRN, 7.625%, 3/1/55	320,000	334,761
Sunoco LP/Sunoco Finance Corp., 5.875%, 3/15/28	316,000	317,851
Sunoco LP/Sunoco Finance Corp., 7.00%, 9/15/28(1)	315,000	326,113
Talos Production, Inc., 9.00%, 2/1/29(1)	333,000	346,953
Teine Energy Ltd., 6.875%, 4/15/29(1)	335,000	336,219
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(1)	363,000	367,759
Venture Global LNG, Inc., 8.125%, 6/1/28(1)	258,000	261,468
Venture Global LNG, Inc., 9.50%, 2/1/29(1)	339,000	351,578

Venture Global LNG, Inc., 7.00%, 1/15/30(1)(2)	350,000	337,101
Venture Global Plaquemines LNG LLC, 6.125%, 12/15/30(1)	400,000	407,570
Vermilion Energy, Inc., 7.25%, 2/15/33(1)(2)	356,000	335,678
		7,738,616
Passenger Airlines — 1.3%
American Airlines, Inc., 8.50%, 5/15/29(1)	255,000	266,862
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(1)	322,000	328,100
CHC Group LLC, 11.75%, 9/1/30(1)	177,000	166,534
JetBlue Airways Corp./JetBlue Loyalty LP, 9.875%, 9/20/31(1)(2)	426,000	429,551
		1,191,047
Personal Care Products — 0.2%
Edgewell Personal Care Co., 4.125%, 4/1/29(1)	222,000	212,429
Pharmaceuticals — 1.7%
1261229 BC Ltd., 10.00%, 4/15/32(1)	300,000	312,230
AdaptHealth LLC, 4.625%, 8/1/29(1)(2)	375,000	364,959
Bausch Health Cos., Inc., 4.875%, 6/1/28(1)	150,000	134,363
Endo Finance Holdings, Inc., 8.50%, 4/15/31(1)	315,000	333,330
Perrigo Finance Unlimited Co., 4.90%, 6/15/30	250,000	242,021
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26	118,000	116,902
		1,503,805
Professional Services — 0.3%
AMN Healthcare, Inc., 6.50%, 1/15/31(1)	310,000	310,275
Real Estate Management and Development — 2.1%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/29(1)	191,000	185,648
Arbor Realty SR, Inc., 7.875%, 7/15/30(1)	314,000	300,436
Forestar Group, Inc., 6.50%, 3/15/33(1)	316,000	322,532
Howard Hughes Corp., 4.125%, 2/1/29(1)	347,000	337,496
Howard Hughes Corp., 4.375%, 2/1/31(1)	82,000	78,137
Kennedy-Wilson, Inc., 4.75%, 3/1/29	347,000	338,701
Newmark Group, Inc., 7.50%, 1/12/29	311,000	333,922
		1,896,872
Semiconductors and Semiconductor Equipment — 1.1%
ams-OSRAM AG, 12.25%, 3/30/29(1)(2)	291,000	310,547
Entegris, Inc., 4.75%, 4/15/29(1)	325,000	326,033
Kioxia Holdings Corp., 6.25%, 7/24/30(1)	360,000	370,705
		1,007,285
Software — 0.7%
Cloud Software Group, Inc., 9.00%, 9/30/29(1)	300,000	312,660
Pagaya U.S. Holdings Co. LLC, 8.875%, 8/1/30(1)(2)	329,000	287,261
		599,921
Specialized REITs — 0.8%
Iron Mountain, Inc., 4.875%, 9/15/29(1)	359,000	354,426
Millrose Properties, Inc., 6.25%, 9/15/32(1)	310,000	313,025
		667,451
Specialty Retail — 2.0%
Advance Auto Parts, Inc., 7.00%, 8/1/30(1)	359,000	362,292
Carvana Co., 9.00%, 6/1/31(1)	406,000	458,418
Ferrellgas LP/Ferrellgas Finance Corp., 9.25%, 1/15/31(1)	200,000	206,135
Global Auto Holdings Ltd./AAG FH U.K. Ltd., 8.375%, 1/15/29(1)	338,000	333,124
PetSmart LLC/PetSmart Finance Corp., 7.50%, 9/15/32(1)	302,000	307,705
Sonic Automotive, Inc., 4.625%, 11/15/29(1)	100,000	98,234
		1,765,908
Technology Hardware, Storage and Peripherals — 0.3%
Seagate Data Storage Technology Pte. Ltd., 9.625%, 12/1/32(1)	262,000	297,588

Seagate HDD Cayman, 9.625%, 12/1/32	800	915
		298,503
Textiles, Apparel and Luxury Goods — 1.1%
Under Armour, Inc., 7.25%, 7/15/30(1)	330,000	331,145
VF Corp., 2.95%, 4/23/30	400,000	362,520
William Carter Co., 7.375%, 2/15/31(1)	310,000	320,897
		1,014,562
Transportation Infrastructure — 0.4%
Star Leasing Co. LLC, 7.625%, 2/15/30(1)	354,000	329,632
Wireless Telecommunication Services — 1.2%
Millicom International Cellular SA, 6.25%, 3/25/29(1)	336,600	339,923
Rogers Communications, Inc., VRN, 7.00%, 4/15/55	121,000	126,676
Rogers Communications, Inc., VRN, 5.25%, 3/15/82(1)	339,000	339,108
Vmed O2 U.K. Financing I PLC, 4.75%, 7/15/31(1)	265,000	244,859
		1,050,566
TOTAL CORPORATE BONDS (Cost $80,807,945)		81,748,157
PREFERRED SECURITIES — 0.4%
Broadline Retail — 0.4%
Rakuten Group, Inc., 8.125%(1) (Cost $329,439)	335,000	345,342
SHORT-TERM INVESTMENTS — 6.9%
Money Market Funds — 6.9%
State Street Navigator Securities Lending Government Money Market Portfolio(3) (Cost $6,129,445)	6,129,445	6,129,445
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $87,266,829)		88,222,944
OTHER ASSETS AND LIABILITIES — 0.0%		(38,596)
TOTAL NET ASSETS — 100.0%		$88,184,348

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	29	March 2026	$3,260,688	$(19,728)
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
PIK	–	Payment in Kind. Security may elect to pay a cash rate and/or an in kind rate.
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $68,975,174, which represented 78.2% of total net assets.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $6,061,737. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $6,310,121, which includes securities collateral of $180,676.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds and bank loan obligations are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred securities and convertible preferred securities with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause a fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$81,748,157	—
Preferred Securities	—	345,342	—
Short-Term Investments	$6,129,445	—	—
	$6,129,445	$82,093,499	—

Liabilities
Other Financial Instruments
Futures Contracts	$19,728	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual financial statements.